Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available For Benefits
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2024 to Form 5500:

Net Assets Available for Benefits, per Financial Statements	$33,207,231
Voya Stable Value Fund Market Adjustment	(158,027)

Net Assets Available for Benefits, per Form 5500	$33,049,204

Summary of Reconciliation of Net Increase
The following is a reconciliation of net increase per the financial statements for the year ended December 31, 2025 to Form 5500:

Net Increase in Net Assets Available for Benefits, per Financial Statements	$6,084,610
Voya Stable Value Fund Market Adjustment Recognized in 2024	158,027

Net Income, per Form 5500	$6,242,637